Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Equipment useful life	3 years
Animal Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment description	Shorter of asset life or lease term
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Equipment useful life	5 years